DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2024
DERIVATIVE FINANCIAL INSTRUMENTS
Schedule of fair value of derivative financial instruments

	30 June	30 June	31 December
USDm	2024	2023	2023

Fair value of derivatives:
Derivative financial instruments regarding freight and bunkers:
Forward freight agreements - fair value through profit and loss	0.3	26.9	1.7
Bunker swaps - fair value through profit and loss	-0.3	-5.7	-0.2
Bunker swaps - hedge accounting	0.1	-0.8	-0.5

Derivative financial instruments regarding interest and currency exchange rate:
Forward exchange contracts - hedge accounting	-0.6	0.9	0.5
Interest rate swaps - hedge accounting	35.1	49.2	35.3
Total	34.6	70.5	36.8

Schedule of derivative financial instruments disclosed in the balance sheet	Derivative financial instruments are recognized in the following balance sheet items:

	30 June	30 June	31 December
USDm	2024	2023	2023
Other receivables	35.5	77.1	37.6
Other liabilities	-0.9	-6.6	-0.8
Total	34.6	70.5	36.8